COMMITMENTS AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of commitments [Abstract]
Schedule of Future Capacities Owed for Right of Use Agreements

The Group signed long-term agreements with service providers to receive indefeasible Rights of Use (ROU) of international capacities through submarine infrastructures (see note 12), most extendable until 2030. As of December 31, 2021, the Group is committed to pay for capacities over the following years an amount of NIS 84 million (excluding maintenance fees) as follows:

New Israeli Shekels in millions
2022	60
2023	11
2024	11
2025	2
84